ORGANIZATION AND BUSINESS OPERATIONS (Details)																12 Months Ended
	Feb. 05, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 06, 2023 USD ($)	Nov. 13, 2023	Nov. 06, 2023 USD ($)	Oct. 05, 2023 USD ($)	Sep. 05, 2023 USD ($)	Aug. 08, 2023 USD ($)	Jul. 15, 2023 USD ($) item	Jul. 05, 2023 USD ($)	Jun. 15, 2023	Jun. 05, 2023 USD ($)	Mar. 10, 2023 USD ($) D item $ / shares shares	Mar. 24, 2021 USD ($)	Mar. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
PIPE Investments
Operating bank account balance																$ 418,941,000	$ 736,605,000	$ 531,452,000
Ordinary shares, par value, (in dollars per share) | $ / shares																$ 0.00001	$ 0.00001
CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Deferred underwriting fee																	$ 10,027,806
Operating bank account balance																$ 4,523	$ 4,523
Condition for future business combination number of businesses minimum																1
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)																100.00%
Threshold business days for redemption of public shares																10 days
Redemption of shares calculated based on business days prior to consummation of business combination (in days)																2 days
Amount in the Trust Account per public share | $ / shares																$ 10.00
Interest to pay dissolution expenses																$ 100,000
Minimum net tangible assets upon consummation of business combination																$ 5,000,001
Number of times allowed for extension after Extended date | item									8
Sponsor deposited to trust account per month									$ 330,000
Amount contributed by sponsor for extension of term to complete initial business combination													$ 990,000
Amount deposited into trust account by sponsor for extension of term to complete initial business combination			$ 330,000		$ 330,000	$ 330,000	$ 330,000	$ 330,000		$ 330,000		$ 330,000
Period of subsequent extension contribution			1 month		1 month	1 month	1 month	1 month		1 month	1 month	1 month	3 months
Vesting period (in months)				18 months
Additional sponsor earn-out shares (in percent)				20.00%
CIK 0001841024 L Catterton Asia Acquisition Corp | Subsequent Events
PIPE Investments
Amount deposited into trust account by sponsor for extension of term to complete initial business combination	$ 330,000	$ 330,000
Period of subsequent extension contribution	1 month	1 month
Class A Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Ordinary shares, par value, (in dollars per share) | $ / shares																$ 0.0001	$ 0.0001
Number of times allowed for extension after Extended date | item													9
Class A Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp | Subsequent Events
PIPE Investments
Period of advance written notice													5 days
Number of business days required for deposit | D													5
Interest payable													$ 0
Shares exercised to redeem | shares													6,867,252
Redemption price per share | $ / shares													$ 10.22
Aggregate redemption amount													$ 70,200,754
Class A Ordinary shares | Contribution Condition, One | CIK 0001841024 L Catterton Asia Acquisition Corp | Subsequent Events
PIPE Investments
Sponsor deposited to trust account per month													$ 990,000
Maximum contribution amount for each public share | $ / shares													$ 0.09
Period of Initial Extension Contribution													3 months
Class A Ordinary shares | Contribution Condition, Two | CIK 0001841024 L Catterton Asia Acquisition Corp | Subsequent Events
PIPE Investments
Sponsor deposited to trust account per month													$ 330,000
Maximum contribution amount for each public share | $ / shares													$ 0.03
Period of subsequent extension contribution													1 month
Private Placement Warrants Liability | CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Number of warrants to purchase shares issued | shares															5,000,000
Price of warrants | $ / shares															$ 1.50	$ 1.50
Initial Public Offering | CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Number of units sold | shares															25,000,000
Share price | $ / shares | $ / shares															$ 10.00
Proceeds from issuance initial public offering															$ 250,000,000
Transaction costs																$ 16,467,878
Underwriting fees																5,730,175
Deferred underwriting fee																10,027,806
Other offering costs																$ 709,897
Payments for investment of cash in Trust Account															250,000,000
Private Placement | CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Aggregate purchase price															$ 7,500,000
Private Placement | Private Placement Warrants Liability | CIK 0001841024 L Catterton Asia Acquisition Corp
PIPE Investments
Number of warrants to purchase shares issued | shares																5,000,000
Aggregate purchase price														$ 730,176